Financial instruments and financial risk management - Guarantees (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financial instruments
Letters of guarantee to secure obligations	€ 4,236	€ 3,797	€ 4,118